NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

The Company has the following notes payable outstanding:

	March 31, 2026	December 31, 2025

Note payable, interest at 8% or 20% (if default), matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at default rate of 24%, matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matured November 6, 2025, in default	389,423	389,423
Note payable $1,000,000 face value, interest 24% default rate, matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $11,110,000 face value, interest at 15%, matured October 31, 2024, in default	11,110,000	11,110,000
Note payable $3,300,000 face value, interest at 15%, matured October 31, 2024, in default	3,300,000	3,300,000
Note payable $3,020,000 face value, matured March 31, 2023, in default	1,820,000	1,820,000
Note payable $165,000 face value, interest at 15%, matures August 13, 2026, net of discount of $5,625 (2026) and $9,375 (2025), respectively	159,375	155,625
Note payable $250,000 face value, interest at 15%, matures November 21, 2026, net of discount of $34,375 (2026) and $46,875 (2025), respectively	215,625	203,125
Note payable $100,000 face value, interest at 15%, matures January 5, 2027, net of discount of $7,500	92,500	-
Note payable $110,000 face value, interest at 15%, matures February 3, 2027, net of discount of $8,333	101,667	-
Sub-total notes payable, net of discount	18,658,590	18,448,173
Less long-term portion, net of discount	-	-
Current portion of notes payable, net of discount	$18,658,590	$18,448,173

On January 5, 2026, the Company entered into a 15% Secured Promissory Note for $100,000 with a third-party lender and a maturity date of January 5, 2027. The Company received proceeds of $90,000 on January 5, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $10,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company. For the three months ended March 31, 2026, $2,500 was charged to interest expense. As of March 31, 2026, the outstanding principal balance of this note was $100,000 with a carrying value of $92,500, net of unamortized discounts of $7,500 as of March 31, 2026.

On February 3, 2026, the Company entered into a 15% Secured Promissory Note for $110,000 with a third-party lender and a maturity date of February 3, 2027. The Company received proceeds of $100,000 on February 5, 2026, and the Company reimbursed the investor for expenses for legal fees and due diligence of $10,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company. For the three months ended March 31, 2026, $1,667 was charged to interest expense. As of March 31, 2026, the outstanding principal balance of this note was $110,000 with a carrying value of $101,667, net of unamortized discounts of $8,333 as of March 31, 2026.

On November 21, 2025, the Company entered into a 15% Secured Promissory Note for $250,000 with a third-party lender and a maturity date of November 21, 2026. The Company received proceeds of $200,000 on December 9, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $50,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company. For the three months ended March 31, 2026, $12,500 was charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $250,000 with a carrying value of $215,625, and $203,125, respectively, net of unamortized discounts of $34,375 and $46,875 as of March 31, 2026, and December 31, 2025, respectively.

On August 13, 2025, the Company entered into a 15% Secured Promissory Note for $165,000 with a third-party lender and a maturity date of August 13, 2026. The Company received proceeds of $150,000 on August 14, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $15,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company. For the three months ended March 31, 2026, $3,750 was charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $165,000 with a carrying value of $159,375 and $155,625, respectively, net of unamortized discounts of $5,625 and $9,375 as of March 31, 2026, and December 31, 2025, respectively.

On November 11, 2022, the Company entered into a non-interest bearing, $3,020,000 face value promissory note with a third-party lender with scheduled weekly payments and a maturity date of March 31, 2023. In exchange for the issuance of the $3,020,000 note, inclusive of an original issue discount of $250,000, and the reclass of $260,000 from accounts payable and accrued expenses the Company received proceeds of $2,510,000 on November 11, 2022, from the lender. Through December 31, 2025, the Company has repaid $1,200,000 of the principal of the note. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was 1,820,000. The Company is in default on the weekly payments. The Company is currently in discussions with the lender regarding an extension of the maturity date.

On December 7, 2021, the Company entered into a 12%, $3,300,000 face value promissory note with a third- party lender with a maturity date of December 7, 2022. In exchange for the issuance of the $3,300,000 note, inclusive of an original issue discount of $300,000, the Company received proceeds of $3,000,000 on December 13, 2021, from the lender. On October 31, 2022, the maturity date of the note was extended to October 31, 2024, and the interest rate was increased to 15% per annum. The Company determined that this transaction was a modification of the existing note. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $3,300,000. The Company is currently in discussions with the lender regarding an extension of the maturity date.

On March 17, 2021, the Company entered into a 12%, $11,110,000 face value promissory note with a third- party lender with a maturity date of March 17, 2022. In exchange for the issuance of the $11,110,000 note, inclusive of an original issue discount of $1,000,000 and lender costs of $110,000, the Company received proceeds of $10,000,000 on March 23, 2021, from the lender. On October 31, 2022, the maturity date of the note was extended to October 31, 2024, and the interest rate was increased to 15% per annum. The Company determined that this transaction was a modification of the existing note. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $11,110,000. The Company is currently in discussions with the lender regarding an extension of the maturity date.

On November 13, 2020, the Company entered into a 12%, $1,000,000 face value promissory note with a third-party due November 13, 2021. Principal payments shall be made in six instalments of $166,667 commencing 180 days from the issue date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the maturity date. The Company received proceeds of $890,000 on November 20, 2020, and the Company reimbursed the investor for expenses for legal fees and due diligence of $110,000. In conjunction with this note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 25,000 post reverse split (125,000,000 prior to the reverse split) shares of common stock at an exercise price of $40 post reverse split ($0.008 prior to the reverse split) per share, subject to adjustments and expires on the eight-year (as amended) anniversary of the issue date. This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $1,000,000. As of March 31, 2026, and December 31, 2025, the accrued interest is $1,155,452 and $1,095,452, respectively. The Company is in discussions with the lender regarding the extension of the maturity date of this note.

On November 6, 2020, the Company entered into a Settlement Agreement with the holder of $120,000 of convertible notes with accrued and unpaid interest of $8,716 and a $210,000 Promissory Noted dated June 23, 2020, with accrued and unpaid interest of $15,707. The Company issued a new 12% Promissory Note with a face value of $389,423 and a maturity date of November 6, 2023, and was in default. In conjunction with this settlement, the Company issued a warrant to purchase 12,000 post reverse split (60,000,000 prior to the reverse split) shares of common stock at an exercise price of $37.50 post reverse split ($0.0075 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the issue date. The Company analyzed the transaction and concluded that this was a modification to the existing debt. The investor exercised the warrant on January 14, 2021. On November 6, 2023, the maturity date of the note was extended to November 6, 2025, and the interest rate was increased to 15% per annum. The Company issued warrants to purchase 12,000 post reverse split (60,000,000 prior to the reverse split) shares of common stock at an exercise price of $9.50 post reverse split ($0.0019 prior to the reverse split) per share, and with an expiration of November 6, 2026, in exchange for the extension. The warrants were valued at $113,921 by the Black-Scholes option pricing method and have been amortized through the new maturity date of the note. The Company determined that this transaction was a modification of the existing note. For the three months ended March 31, 2026, and 2025, $-0- and $14,240, respectively, were charged to interest expense. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $389,423. As of March 31, 2026, and December 31, 2025, the accrued interest is $283,940 and $269,331, respectively.

On August 24, 2020 (the “Issue Date”), the Company entered into a 12%, $750,000 face value promissory note with a third-party (the “Holder”) due August 24, 2021 (the “Maturity Date”). Principal payments shall be made in six instalments of $125,000 commencing 180 days from the Issue Date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the Maturity Date. The Holder shall have the right from time to time, and at any time following an event of default, as defined on the agreement, to convert all or any part of the outstanding and unpaid principal, interest and any other amounts due into fully paid and non-assessable shares of common stock of the Company, at the lower of i) the Trading Price (as defined in the agreement) during the previous five trading days prior to the Issuance Date or ii) the volume weighted average price during the five trading days ending on the day preceding the conversion date. The Company received proceeds of $663,000 on August 25, 2020, and the Company reimbursed the investor for expenses for legal fees and due diligence of $87,000. In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 24,590 post reverse split (122,950,819 prior to the reverse split) shares of common stock at an exercise price of $30.50 post reverse split ($0.0061 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. On July 15, 2025, the warrants were extended to have a maturity date of the eighth-year anniversary of the Issue Date. As of March 31, 2026, and December 31, 2025, the outstanding principal balance of this note was $375,000. This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law. During the three months ended March 31, 2026, the Holder converted $21,742 of accrued interest (plus conversion fees) into 322,400 shares of common stock at a conversion price of $.04624 to $0.0942. As of March 31, 2026, and December 31, 2025, the accrued interest is $431,407 and $423,896, respectively. The Company is in discussions with the lender regarding the extension of the maturity date of this note.

NOTE 6 – NOTES PAYABLE

The Company has the following notes payable outstanding:

	December 31, 2025	December 31, 2024

Note payable, interest at 8% or 20% (if default), matured January 5, 2020, in default	$45,000	$45,000
Other, due on demand, interest at 6%, currently in default	50,000	50,000
Note payable $750,000 face value, interest at 12% or 24% (if default), matured August 24, 2021, in default	375,000	375,000
Note payable $389,423 face value, interest at 15%, matured November 6, 2025, net of discount of $0 (2025) and $48,259 (2024) respectively, in default	389,423	341,164
Note payable $1,000,000 face value, interest at 12% or 24% (if default), matured November 13, 2021, in default	1,000,000	1,000,000
Note payable $2,200,000 face value, interest at 15%, matures March 31, 2026, the December 31, 2025 balance of $2,100,000 was included and presented under convertible notes payable as a result of loan modification (see Note 5)	-	2,200,000
Note payable $11,110,000 face value, interest at 15%, matured October 31, 2024, in default	11,110,000	11,110,000
Note payable $3,300,000 face value, interest at 15%, matured October 31, 2024, in default	3,300,000	3,300,000
Note payable $3,020,000 face value, matured March 31, 2023, in default	1,820,000	1,820,000
Note payable $165,000 face value, interest at 15%, matures August 13, 2026, net of discount of $9,375	155,625	-
Note payable $250,000 face value, interest at 15%, matures November 21, 2026, net of discount of $46,875	203,125	-
Sub-total notes payable, net of discount	18,448,173	20,241,164
Less long-term portion, net of discount	-	-
Current portion of notes payable, net of discount	$18,448,173	$20,241,164

On November 21, 2025, the Company entered into a 15% Secured Promissory Note for $250,000 with a third-party lender and a maturity date of November 21, 2026. The Company received proceeds of $200,000 on December 9, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $50,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company. For the year ended December 31, 2025, $3,125 was charged to interest expense. As of December 31, 2025, the outstanding principal balance of this note was $250,000 with a carrying value of $203,125, net of unamortized discounts of $46,875 as of December 31, 2025.

On August 13, 2025, the Company entered into a 15% Secured Promissory Note for $165,000 with a third-party lender and a maturity date of August 13, 2026. The Company received proceeds of $150,000 on August 14, 2025, and the Company reimbursed the investor for expenses for legal fees and due diligence of $15,000 (original issue discount or “OID”). This note shall be senior secured by any and all assets of the Company. For the year ended December 31, 2025, $5,625 was charged to interest expense. As of December 31, 2025, the outstanding principal balance of this note was $165,000 with a carrying value of $155,625, net of unamortized discounts of $9,375 as of December 31, 2025.

On November 11, 2022, the Company entered into a non-interest bearing, $3,020,000 face value promissory note with a third-party lender with scheduled weekly payments and a maturity date of March 31, 2023. In exchange for the issuance of the $3,020,000 note, inclusive of an original issue discount of $250,000, and the reclass of $260,000 from accounts payable and accrued expenses the Company received proceeds of $2,510,000 on November 11, 2022, from the lender. Through December 31, 2025, the Company has repaid $1,200,000 of the principal of the note. As of December 31, 2025, and 2024, the outstanding principal balance of this note was 1,820,000. The Company is in default on the weekly payments. The Company is currently in discussions with the lender regarding an extension of the maturity date.

On December 7, 2021, the Company entered into a 12%, $3,300,000 face value promissory note with a third- party lender with a maturity date of December 7, 2022. In exchange for the issuance of the $3,300,000 note, inclusive of an original issue discount of $300,000, the Company received proceeds of $3,000,000 on December 13, 2021, from the lender. In conjunction with the note, the Company issued a warrant to purchase 15,000 post reverse split (75,000,000 prior to the reverse split) shares of common stock at $195 post reverse split ($0.039 prior to the reverse split) per share (subject to adjustments) with an expiry date on the three- year anniversary of the note. On October 31, 2022, the maturity date of the note was extended to October 31, 2024, and the interest rate was increased to 15% per annum. The Company issued warrants to purchase 15,000 post reverse split (75,000,000 prior to the reverse split) shares of common stock at an exercise price of $33.50 post reverse split ($0.0067 prior to the reverse split) per share and with an expiration of October 31, 2025, in exchange for the extension. The warrants were valued at $510,000 by the Black-Scholes option pricing method and have been amortized through the new maturity date of the note. The Company determined that this transaction was a modification of the existing note. For the year ended December 31, 2025, there was no charge to interest expense, and for the year ended December 31, 2024, $212,500 was charged to interest expense. As of December 31, 2025, and 2024, the outstanding principal balance of this note was $3,300,000. The Company is currently in discussions with the lender regarding an extension of the maturity date.

On March 17, 2021, the Company entered into a 12%, $11,110,000 face value promissory note with a third- party lender with a maturity date of March 17, 2022. In exchange for the issuance of the $11,110,000 note, inclusive of an original issue discount of $1,000,000 and lender costs of $110,000, the Company received proceeds of $10,000,000 on March 23, 2021, from the lender. In conjunction with the note, the Company issued a warrant to purchase 50,000 post reverse split (250,000,000 prior to the reverse split) shares of common stock at $650 post reverse split ($0.13 prior to the reverse split) per share (subject to adjustments) with an expiry date on the three- year anniversary of the note. On October 31, 2022, the maturity date of the note was extended to October 31, 2024, and the interest rate was increased to 15% per annum. The Company issued warrants to purchase 50,000 post reverse split (250,000,000 prior to the reverse split) shares of common stock at an exercise price of $33.50 post reverse split ($0.0067 prior to the reverse split) per share and with an expiration of October 31, 2025, in exchange for the extension. The warrants were valued at $1,700,000 by the Black-Scholes option pricing method and have been amortized through the new maturity date of the note. The Company determined that this transaction was a modification of the existing note. For the year ended December 31, 2025, there was no charge to interest expense, and for the year ended December 31, 2024, $708,333 was charged to interest expense. As of December 31, 2025, and 2024, the outstanding principal balance of this note was $11,110,000. The Company is currently in discussions with the lender regarding an extension of the maturity date.

On February 9, 2021, the Company entered into a 12%, $2,200,000 face value promissory note with a third- party lender with a maturity date of February 9, 2022. In exchange for the issuance of the $2,200,000 note, inclusive of an original issue discount of $200,000, the Company received proceeds of $2,000,000 on February 16, 2021, from the lender. In conjunction with the note, the Company issued a warrant to purchase 10,000 post reverse split (50,000,000 prior to the reverse split) shares of common stock at $750 post reverse split ($0.15 prior to the reverse split) per share (subject to adjustments) with an expiry date on the three- year anniversary of the note. On October 31, 2022, the maturity date of the note was extended to October 31, 2024, and the interest rate was increased to 15% per annum. The Company issued warrants to purchase 10,000 post reverse split (50,000,000 prior to the reverse split) shares of common stock at an exercise price of $33.50 post reverse split ($0.0067 prior to the reverse split) per share and with an expiration of October 31, 2025, in exchange for the extension. The warrants were valued at $340,000 by the Black-Scholes option pricing method and have been amortized through the new maturity date of the note. The Company determined that this transaction was a modification of the existing note. On July 31, 2025, the Company entered into an Exchange Agreement (see Note 5), whereby, the Company agreed that the holder may exchange any part or all of the outstanding principal and interest (the Exchange Amount) at any time and from time to time into the number of common shares equal to the Exchange Amount divided by the lowest trading price from the previous ten (10) trading days, and to extend the maturity date of the note to March 31, 2026. As a result, this note (with all of its outstanding principal and accrued interest as of July 31, 2025) was exchanged into a convertible note. The Company determined the Exchange Agreement represented a substantial modification to the existing debt. Accordingly, the Company extinguished the promissory note dated February 9, 2021, as well as the accrued interest as of July 31, 2025, and recorded two convertible notes, one for the principal amount of $2,200,000 (at an annual interest rate of 15%) and one for the accrued interest of $1,358,229 (with no additional interest in the future). For the year ended December 31, 2024, $141,667 was charged to interest expense. As of December 31, 2025, the outstanding principal balance of this note of $2,100,000 was included and presented under convertible notes payable. As of December 31, 2024, the outstanding principal balance of this note was $2,200,000.

On November 13, 2020, the Company entered into a 12%, $1,000,000 face value promissory note with a third-party due November 13, 2021. Principal payments shall be made in six instalments of $166,667 commencing 180 days from the issue date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the maturity date. The Company received proceeds of $890,000 on November 20, 2020, and the Company reimbursed the investor for expenses for legal fees and due diligence of $110,000. In conjunction with this note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 25,000 post reverse split (125,000,000 prior to the reverse split) shares of common stock at an exercise price of $40 post reverse split ($0.008 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the issue date. This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law. As of December 31, 2025, and 2024, the outstanding principal balance of this note was $1,000,000. As of December 31, 2025, and 2024, the accrued interest is $1,095,452 and $855,452, respectively. The Company is in discussions with the lender regarding the extension of the maturity date of this note.

On November 6, 2020, the Company entered into a Settlement Agreement with the holder of $120,000 of convertible notes with accrued and unpaid interest of $8,716 and a $210,000 Promissory Noted dated June 23, 2020, with accrued and unpaid interest of $15,707. The Company issued a new 12% Promissory Note with a face value of $389,423 and a maturity date of November 6, 2023, and was in default. In conjunction with this settlement, the Company issued a warrant to purchase 12,000 post reverse split (60,000,000 prior to the reverse split) shares of common stock at an exercise price of $37.50 post reverse split ($0.0075 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the issue date. The Company analyzed the transaction and concluded that this was a modification to the existing debt. The investor exercised the warrant on January 14, 2021. On November 6, 2023, the maturity date of the note was extended to November 6, 2025, and the interest rate was increased to 15% per annum. The Company issued warrants to purchase 12,000 post reverse split (60,000,000 prior to the reverse split) shares of common stock at an exercise price of $9.50 post reverse split ($0.0019 prior to the reverse split) per share, and with an expiration of November 6, 2026, in exchange for the extension. The warrants were valued at $113,921 by the Black-Scholes option pricing method and have been amortized through the new maturity date of the note. The Company determined that this transaction was a modification of the existing note. For the years ended December 31, 2025, and 2024, $48,259 and $56,961, respectively, were charged to interest expense. As of December 31, 2025, and 2024, the outstanding principal balance of this note was $389,423 with a carrying value of $389,423 and $341,164, respectively, net of unamortized discounts of $-0- and $48,259, respectively, as of December 31, 2025, and 2024.

On August 24, 2020 (the “Issue Date”), the Company entered into a 12%, $750,000 face value promissory note with a third-party (the “Holder”) due August 24, 2021 (the “Maturity Date”). Principal payments shall be made in six instalments of $125,000 commencing 180 days from the Issue Date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the Maturity Date. The Holder shall have the right from time to time, and at any time following an event of default, as defined on the agreement, to convert all or any part of the outstanding and unpaid principal, interest and any other amounts due into fully paid and non-assessable shares of common stock of the Company, at the lower of i) the Trading Price (as defined in the agreement) during the previous five trading days prior to the Issuance Date or ii) the volume weighted average price during the five trading days ending on the day preceding the conversion date. The Company received proceeds of $663,000 on August 25, 2020, and the Company reimbursed the investor for expenses for legal fees and due diligence of $87,000. In conjunction with this Note, the Company issued 2 common stock purchase warrants; each warrant entitles the Holder to purchase 24,590 post reverse split (122,950,819 prior to the reverse split) shares of common stock at an exercise price of $30.50 post reverse split ($0.0061 prior to the reverse split) per share, subject to adjustments and expires on the five-year anniversary of the Issue Date. On July 15, 2025, the warrants were extended to have a maturity date of the eighth-year anniversary of the Issue Date. As of December 31, 2025, and 2024, the outstanding principal balance of this note was $375,000. This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law. During the year ended December 31, 2025, the Holder converted $131,681 of accrued interest (plus conversion fees) into 512,188 post reverse split (2,560,935,900 prior to the reverse split) shares of common stock at a conversion price of $0.20 to $0.40 post reverse split ($0.00004 to $0.00008 prior to the reverse split). As of December 31, 2025, and 2024, the accrued interest is $423,896 and $360,247, respectively. The Company is in discussions with the lender regarding the extension of the maturity date of this note.